Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Debt

Note 9  — Debt

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020

Senior Secured Convertible Notes	$118,542	$112,793
Other	910	764
Total debt	119,452	113,557
Less deferred financing costs	1,270	1,743
Less current maturities(1)	125	125
Long-term portion	$118,057	$111,689
(1)	Current maturities of debt are recorded within other current liabilities on the condensed consolidated balance sheets.

Senior Secured Convertible Notes

On May 21, 2020, the Company issued $108.1 million in aggregate principal amount of senior secured convertible notes (“D-1 Convertible Notes”) pursuant to the Note Purchase Agreement (“Purchase Agreement”), dated May 21, 2020. The total net proceeds from the D-1 Convertible Notes offering, after deducting debt issuance costs paid by the Company was $105.9 million. The proceeds of the D-1 Convertible Notes were used to enhance our liquidity position and for general corporate purposes. The notes mature on June 20, 2023, unless earlier repurchased or converted in accordance with the terms of the Purchase Agreement. In addition, the Purchase Agreement provides that the Company may issue additional senior secured convertible notes (“D-2 Convertible Notes”) in the aggregate principal amount of up to $108.1 million, under certain conditions stipulated in the Purchase Agreement. Such D-2 Convertible Notes, if issued, will be convertible into the authorized Series D-2 preferred units at a rate of $0.50 per unit. As of September 30, 2021 and December 31, 2020, no D-2 Convertible Notes have been issued in accordance with the Purchase Agreement.

The D-1 Convertible Notes accrue cash interest daily at 3% per annum, payable annually in arrears on the anniversary date of the initial closing date. Upon the occurrence and during the continuance of an event of default, as defined in the Purchase Agreement, the cash interest rate will be increased by an amount equal to two (2) percent per annum. Additionally, the D-1 Convertible Notes accrue payment in kind interest fees (“PIK interest”) equal to 7% per annum, which shall be capitalized by adding the full amount of PIK interest to the principal balance on each anniversary date of the initial closing. As of September 30, 2021 and December 31, 2020, principal in the amount of $115.6 million and $108.1 million and was outstanding under the D-1 Convertible Notes. There was $2.9 million and $4.7 million of uncapitalized PIK interest accrued for the D-1 Convertible Notes as of September 30, 2021 and December 31, 2020, respectively.

The D-1 convertible notes are guaranteed by the Company and its existing and future subsidiaries. The D-1 Convertible notes are secured by first priority lien on substantially all of the assets of the Company and guarantors.

The Company is permitted to prepay the D-1 Convertible Notes, in whole, but not in part, (a) at any time with the consent of the Purchasers holding at least 51% of the outstanding principal amount of the D-1 convertible notes at such time and (b) at the time of consummation of any Change in Control or Initial Public Offering (IPO) by written notice (a “Prepayment Notice”) to the Purchasers. Upon exercise of the prepayment feature in accordance with the Purchase Agreement, the Company is required to pay the outstanding principal balance of the D-1 Convertible Notes plus the applicable prepayment premium. The prepayment premium determined in accordance with the Purchase Agreement is the positive difference of (A) the product of (1) 1.5 multiplied by (2) the original principal amount the D-1 Convertible Notes minus (B) the sum of (1) outstanding principal (including, without limitation, any PIK Interest capitalized on or prior to the date of such prepayment or repayment) and interest plus (2) all Cash Interest and the amount of any principal, in the case of this clause (2), actually paid prior to such date.

At any time following the initial issuance, any purchaser of the D-1 Convertible Notes has the right, but not the obligation to, convert all or any portion of the principal of the D-1 Convertible Notes (including PIK interest capitalized), all accrued but unpaid interest, and in connection with an change in control, IPO or payment, the discounted present value of all required remaining scheduled interest payments due on such notes from such date through maturity date, using a discount rate as defined by the Purchase Agreement, into Series D-1 preferred units at a conversion rate of $1 per unit. Additionally, at any time purchasers holding at least 51% of the outstanding principal amount of the D-1 Convertible Notes at the time, have the right, but not the obligation to, cause the entire outstanding amount to be converted into Series D-1 preferred units. As of September 30, 2021 and December 31, 2020, no amounts of the D-1 Convertible Notes had been converted into Series D-1 preferred units.

Paycheck Protection Program

In April 2020, the Company entered into a $10.0 million note payable with J.P. Morgan pursuant to the Paycheck Protection Program (“PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") and returned the entire outstanding balance plus interest in May 2020.

Prior to the acquisition, TurnKey entered into a $6.4 million note payable pursuant to the Paycheck Protection Program under the CARES act. Pursuant to the Contribution Agreement, the prior shareholders were required to set aside an amount equal to the PPA loan obligation in an escrow account for the possible repayment of the obligation assumed by the Company. The total loan obligation was repaid by the prior shareholders in full in June 2021.

Note 9 — Debt

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of December 31,
	2020	2019
Senior Secured Convertible Notes	$112,793	$—
Other	764	1,016
Total debt	113,557	1,016
Less deferred financing costs	1,743	26
Less current maturities (1)	125	208
Long-term portion	$111,689	$782
(1)	Current maturities of debt are recorded within other current liabilities on the consolidated balance sheets.

As of December 31, 2020, the future maturities of long-term debt, excluding deferred financing costs, consisted of the following (in thousands):

2021	$125
2022	125
2023	112,932
2024	125
2025	125
Thereafter	125
Total	$113,557

Facility B Convertible Term Loan

In September 2015, the Company entered into a Facility B Convertible Term Loan Agreement (“Term Loan”) with Partners for Growth IV, LP (PFG) providing for a term loan of $5 million. The initial term loan contained a provision, upon exercise within 30 days of a triggering event as defined in the agreement, PFG could modify the original term loan agreement to include a convertible feature allowing for conversion of the initial Term Loan into Series A preferred units at an issuance price of $1 per unit. On January 6, 2016, PFG exercised its option, and the Company recorded an additional debt discount for the conversion feature which was immaterial. The Term Loan maturity date was September 30, 2020. Borrowings under the Term Loan accrued interest at a fixed annual interest rate of 7.25% which was payable monthly. On November 7, 2019, the Company made a prepayment to pay off in full the $5.0 million principal balance of the Term Loan. In connection with the prepayment, the Company issued preferred unit warrants to PFG for the right to purchase up to 5,000,000 Series A preferred units. The fair value of the Series A preferred unit warrants of $2.1 million was recorded as a loss on debt extinguishment in Other income (expense), net on the consolidated statements of operations and as a component of Accrued expenses and other current liabilities on the consolidated balance sheets. For more information on the Series A preferred unit warrants issued, see Note 11 — Redeemable Convertible Preferred Units and Equity.

Senior Secured Convertible Notes

On May 21, 2020, the Company issued $108.1 million in aggregate principal amount of senior secured convertible notes (“D-1 Convertible Notes”) pursuant to the Note Purchase Agreement (“Purchase Agreement”), dated May 21, 2020. The total net proceeds from the D-1 Convertible Notes offering, after deducting debt issuance costs paid by the Company was $105.9 million. The proceeds of the D-1 Convertible Notes are being used to enhance our liquidity position and for general corporate purposes. The notes mature on June 20, 2023, unless earlier repurchased or converted in accordance with the terms of the Purchase Agreement. In addition, the Purchase Agreement provides that the Company may issue additional senior secured convertible notes (“D-2 Convertible Notes”) in the aggregate principal amount of up to $108.1 million, under certain conditions stipulated in the Purchase Agreement. Such D-2 Convertible Notes, if issued, will be convertible into the authorized Series D-2 preferred units at a rate of $0.50 per unit. As of December 31, 2020, no D-2 Convertible Notes have been issued in accordance with the Purchase Agreement.

The D-1 Convertible Notes accrue cash interest daily at 3% per annum, payable annually in arrears on the anniversary date of the initial closing date. Upon the occurrence and during the continuance of an event of default, as defined in the Purchase Agreement, the cash interest rate will be increased by an amount equal to two (2) percent per annum. Additionally, the D-1 Convertible Notes accrue payment in kind interest fees (“PIK interest”) equal to 7% per annum, which shall be capitalized by adding the full amount of PIK interest to the principal balance on each anniversary date of the initial closing. As of December 31, 2020, principal in the amount of $108.1 million was outstanding under the D-1 Convertible Notes. There was $4.7 million of uncapitalized PIK interest accrued for the D-1 Convertible Notes as of December 31, 2020.

The D-1 convertible notes are guaranteed by the Company and its existing and future subsidiaries. The D-1 Convertible notes are secured by first priority lien on substantially all of the assets of the Company and guarantors.

The Company is permitted to prepay the D-1 Convertible Notes, in whole, but not in part, (a) at any time with the consent of the Purchasers holding at least 51% of the outstanding principal amount of the D-1 convertible notes at such time and (b) at the time of consummation of any Change in Control or Initial Public Offering (IPO) by written notice (a “Prepayment Notice”) to the Purchasers. Upon exercise of the prepayment feature in accordance with the Purchase Agreement, the Company is required to pay the outstanding principal balance of the D-1 Convertible Notes plus the applicable prepayment premium. The prepayment premium determined in accordance with the Purchase Agreement is the positive difference of (A) the product of (1) 1.5 multiplied by (2) the original principal amount the D-1 Convertible Notes minus (B) the sum of (1) outstanding principal (including, without limitation, any PIK Interest capitalized on or prior to the date of such prepayment or repayment) and interest plus (2) all Cash Interest and the amount of any principal, in the case of this clause (2), actually paid prior to such date.

At any time following the initial issuance, any purchaser of the D-1 Convertible Notes has the right, but not the obligation to, convert all or any portion of the principal of the D-1 Convertible Notes (including PIK interest capitalized), all accrued but unpaid interest and in connection with an change in control, IPO or payment, the discounted present value of all required remaining scheduled interest payments due on such notes from such date through maturity date, using a discount rate as defined by the Purchase Agreement, into Series D-1 preferred units at a conversion rate of $1 per unit. Additionally, at any time purchasers holding at least 51% of the outstanding principal amount of the D-1 Convertible Notes at the time, have the right, but not the obligation to, cause the entire outstanding amount to be converted into Series D-1 preferred units. As of December 31, 2020, no amounts of the D-1 Convertible Notes had been converted into Series D-1 preferred units.

Paycheck Protection Program

In April 2020, the Company entered into a $10.0 million note payable with J.P. Morgan pursuant to the Paycheck Protection Program (“PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and returned the entire outstanding balance plus interest in May 2020.